Cover	Nov. 30, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 30, 2021
Entity File Number	001-40319
Entity Registrant Name	TPG PACE SOLUTIONS CORP.
Entity Central Index Key	0001840927
Entity Tax Identification Number	98-1574632
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	301 Commerce St.
Entity Address, Address Line Two	Suite 3300
Entity Address, City or Town	Fort Worth
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76102
City Area Code	212
Local Phone Number	405-8458
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	TPGS
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false